The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – High Yield Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2011 (Accession No. 0000950123-11-098430), which is incorporated herein by reference.